Costs Incurred for Property Acquisition, Exploration and Development (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property acquisition costs, proved	$ 1,057,566		$ 93,894		$ 366,103
Property acquisition costs, unproved	25,030		19,975		5,293
Exploration and extension well costs	209,532		13,313		42,642
Development	487,777	[1]	356,270	[1]	198,423	[1]
Subtotal	1,779,905		483,452		612,461
MRD [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property acquisition costs, proved	74,490		56,108		87,857
Property acquisition costs, unproved	25,030		19,975		5,293
Exploration and extension well costs	209,532		13,313		212
Development	208,459		210,440		135,951
Subtotal	517,511		299,836		229,313
MEMP [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property acquisition costs, proved	983,076		37,786		278,246
Exploration and extension well costs					42,430
Development	279,318	[1]	145,830	[1]	62,472	[1]
Subtotal	$ 1,262,394		$ 183,616		$ 383,148

[1]	Amounts do not include costs for SPBPC and related support equipment.